ORGANIZATION AND BUSINESS DESCRIPTION - Variable interest entities (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
ORGANIZATION AND BUSINESS DESCRIPTION
Current assets	$ 47,001,308		$ 40,621,387
Non-current assets	792,664		479,790
Total assets	47,793,972	$ 31,717,772	41,101,177
Current liabilities	14,565,290		12,130,781
Non-current liabilities	2,392,398		1,348,500
Total liabilities	16,957,688		13,479,281
Net revenue	40,991,804	34,094,368
Net income	2,679,387	1,927,195
Net cash used in operating activities	(7,712,857)	(688,641)
Net cash provided by investing activities		1,681,833
Net cash provided by (used in) financing activities	864,790	(3,500)
Variable Interest Entities
ORGANIZATION AND BUSINESS DESCRIPTION
Current assets	46,060,080		38,853,927
Non-current assets	696,673		446,943
Total assets	46,756,753		39,300,870
Current liabilities	17,101,502		12,121,739
Non-current liabilities	2,392,398		2,657,635
Total liabilities	19,493,900		$ 14,779,374
Net revenue	40,991,804	34,094,368
Net income	3,071,253	2,189,802
Net cash used in operating activities	(4,176,362)	(655,122)
Net cash provided by investing activities		1,683,307
Net cash provided by (used in) financing activities	$ 862,087	$ (141,394)